Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxation (Details) [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Unrecognized tax benefits	$ 2,124,000	$ 1,987,000
Deferred tax assets related to tax loss carry forwards	1,172	559,000
Unrecognized tax benefits ultimately recognized	$ 952,000	$ 1,428,000
Borqs HK [Member]
Taxation (Details) [Line Items]
Profits tax rate	16.50%	16.50%	16.50%
Net tax operating loss from subsidiaries	$ 80,181,000
Borqs India [Member]
Taxation (Details) [Line Items]
Income tax rate	25.17%		29.12%
Income tax expense	$ 691,000	$ 173,000	$ 331,000
PRC [Member]
Taxation (Details) [Line Items]
Statutory income tax rate	25.00%
Withholding tax rate	10.00%
Net tax operating loss from subsidiaries		16,782,000
Net tax operating loss expiration term, description	The PRC taxable losses will expire from 2020 to 2029 if not utilized.
Recognized tax benefit income tax expense
Borqs Beijing [Member]
Taxation (Details) [Line Items]
Income tax preferential rate, description	BORQS Beijing was qualified for a High and New Technology Enterprises (“HNTE”) since 2012 and was eligible for a 15% preferential tax rate from 2012 to 2014. In July 2015, BORQS Beijing obtained a new HNTE certificate, which will expire in July 2018. BORQS Beijing has successfully renewed the HNTE certificate in September 2018 with effective term of three years until 2020. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2018, 2019 and 2020, BORQS Beijing enjoyed a preferential tax rate of 15%. Yuantel Telecom was qualified for a High and New Technology Enterprises (“HNTE”) since 2011 and is eligible for a 15% preferential tax rate from 2011 to 2013. In October 2014, Yuantel Telecom obtained a new HNTE certificate, which expired in October 2017. Yuantel Telecom has successfully renewed the HNTE certificate in December 2017 with effective term of three years until 2019. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%.
Yuantel Telecom [Member]
Taxation (Details) [Line Items]
Income tax preferential rate, description	Yuantel Telecom was qualified for a High and New Technology Enterprises (“HNTE”) since 2011 and is eligible for a 15% preferential tax rate from 2011 to 2013. In October 2014, Yuantel Telecom obtained a new HNTE certificate, which expired in October 2017. Yuantel Telecom has successfully renewed the HNTE certificate in December 2017 with effective term of three years until 2019. In accordance with the PRC Income Tax Laws, an enterprise awarded with the HNTE status may enjoy a reduced EIT rate of 15%. For the years ended December 31, 2018 and 2019, and the period from January 1 through October 29, 2020, Yuantel Telecom enjoyed a preferential tax rate of 15%.
EIT [Member]
Taxation (Details) [Line Items]
Statutory income tax rate	25.00%